CONDENSED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance for doubtful accounts	$ 0	$ 26,000	$ 26,000
Patents, amortization	$ 163,803	$ 154,218	$ 135,050
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000	500,000,000
Common stock, shares issued (in shares)	55,937,658	34,000,812	4,786,804
Common stock, shares outstanding (in shares)	55,937,658	34,000,812	4,786,804
Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	750,000	750,000	750,000
Preferred stock, shares issued (in shares)	48,100	48,100	48,100
Preferred stock, shares outstanding (in shares)	48,100	48,100	48,100
Preferred stock, liquidation preference	$ 874,485	$ 850,301	$ 801,533